UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Institutional Mid-Cap Equity Growth Fund

(PMEGX)

This semi-annual shareholder report contains important information about Institutional Mid-Cap Equity Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Mid-Cap Equity Growth Fund	$32	0.62%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,580,738
Number of Portfolio Holdings	134
Table Summary

Portfolio Turnover Rate	32.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	27.3%
Industrials & Business Services	19.4
Health Care	18.4
Consumer Discretionary	13.3
Financials	6.5
Energy	3.8
Consumer Staples	3.4
Communication Services	3.1
Materials	1.6
Other	3.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
Agilent Technologies	2.4%
Keysight Technologies	2.1
Mettler-Toledo International	2.0
Teradyne	2.0
MACOM Technology Solutions Holdings	1.9
Datadog	1.9
Yum! Brands	1.8
Burlington Stores	1.7
Lattice Semiconductor	1.6
Alnylam Pharmaceuticals	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E116-053 8/26

Institutional Mid-Cap Equity Growth Fund

 (PMEGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2026
Institutional Mid-Cap Equity
Growth Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 51.82 $ 60.46 $ 62.92 $ 55.87 $ 73.93 $ 72.47
Investment activities
Net investment income (loss)
(1)(2)
0.01 0.02 0.03 0.09 0.01 (0.12)
Net realized and unrealized gain/
loss 2.59 2.27 6.06 11.40 (17.15) 11.04
Total from investment activities 2.60 2.29 6.09 11.49 (17.14) 10.92
Distributions
Net investment income – (0.07) (0.03) (0.10) – –
Net realized gain – (10.86) (8.52) (4.34) (0.92) (9.46)
Total distributions – (10.93) (8.55) (4.44) (0.92) (9.46)
NET ASSET VALUE
End of period $ 54.42 $ 51.82 $ 60.46 $ 62.92 $ 55.87 $ 73.93
Ratios/Supplemental Data
Total return
(2)(3)
5.02% 3.79% 9.67% 20.62% (23.17)% 15.52%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.62%
(4)
0.61% 0.61% 0.61% 0.61% 0.61%
Net expenses after waivers/
payments by Price Associates 0.62%
(4)
0.61% 0.61% 0.61% 0.61% 0.61%
Net investment income (loss) 0.04%
(4)
0.03% 0.04% 0.16% 0.01% (0.15)%
Portfolio turnover rate 32.7% 28.8% 26.1% 28.6% 24.1% 17.7%
Net assets, end of period (in
millions) $2,581 $3,020 $4,899 $5,276 $4,846 $7,028
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
June 30, 2026 Unaudited

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.5%
COMMUNICATION
SERVICES  3.1%
Entertainment  1.0%
Liberty Media Corp-Liberty Formula
One, Class C (1) 179,160 17,045
Live Nation Entertainment (1) 53,902 9,870
26,915
Interactive Media & Services  1.0%
Reddit, Class A (1) 151,087 26,226
26,226
Media  1.1%
New York Times, Class A  390,363 27,318
27,318
Total Communication Services 80,459
CONSUMER
DISCRETIONARY  13.3%
Distributors  1.0%
Pool  114,872 24,686
24,686
Diversified Consumer
Services  1.7%
Liberty Live Holdings, Class C (1) 241,997 25,565
McGraw Hill (1) 82,157 778
Service Corp. International  239,936 18,225
44,568
Hotels, Restaurants &
Leisure  7.3%
Domino's Pizza  76,411 22,621
Dutch Bros, Class A (1) 145,905 10,477
Hilton Worldwide Holdings  74,221 24,527
Planet Fitness, Class A (1) 315,386 16,454
Sportradar Group, Class A (1) 607,014 9,087
Viking Holdings (1) 338,418 35,422
Wingstop 41,131 7,132
Wyndham Hotels & Resorts  192,318 16,195
Yum! Brands  290,108 46,377
188,292
Specialty Retail  2.6%
Burlington Stores (1) 139,121 44,073
Ulta Beauty (1) 52,361 23,614
67,687
Textiles, Apparel & Luxury
Goods  0.7%
Birkenstock Holding (1) 451,431 19,425
19,425
Total Consumer Discretionary 344,658
CONSUMER STAPLES  3.4%
Consumer Staples Distribution &
Retail  3.4%
Casey's General Stores  19,136 15,209
Shares $ Value
(Cost and value in $000s)
‡
Dollar Tree (1) 303,263 36,680
U.S. Foods Holding (1) 344,272 35,202
Total Consumer Staples 87,091
ENERGY  3.8%
Energy Equipment &
Services  1.2%
TechnipFMC  454,172 30,112
30,112
Oil, Gas & Consumable
Fuels  2.6%
Cenovus Energy  342,058 8,487
Cheniere Energy  39,085 9,342
DT Midstream  128,767 18,895
EQT  338,129 17,978
Permian Resources, Class A  654,600 12,051
66,753
Total Energy 96,865
FINANCIALS  6.5%
Capital Markets  4.5%
Bullish (1) 71,228 1,669
Cboe Global Markets  66,221 16,070
MSCI  61,128 34,234
Raymond James Financial  160,300 24,370
Robinhood Markets, Class A (1) 186,300 18,682
TPG  49,330 2,000
Tradeweb Markets, Class A  198,120 19,745
116,770
Financial Services  0.2%
Rocket, Class A (1) 297,836 4,691
4,691
Insurance  1.8%
Assurant  139,699 37,513
Ryan Specialty Holdings  212,460 8,023
45,536
Total Financials 166,997
HEALTH CARE  18.4%
Biotechnology  7.0%
Alnylam Pharmaceuticals (1) 132,270 39,817
Ascendis Pharma (1) 72,721 19,396
BioNTech, ADR (1) 115,335 10,732
Caris Life Sciences (1) 293,596 5,232
CG oncology (1) 83,894 5,961
CRISPR Therapeutics (1) 118,912 6,485
Cytokinetics (1) 224,345 19,112
Dianthus Therapeutics (1) 58,900 5,742
Insmed  (1) 100,601 10,726
Ionis Pharmaceuticals (1) 227,886 18,069
Kymera Therapeutics (1) 53,451 6,129
Natera  (1) 67,602 18,351
Revolution Medicines (1) 33,535 6,280
Vaxcyte  (1) 147,748 8,589
180,621

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment &
Supplies  3.0%
Cooper (1) 421,142 30,200
Insulet  (1) 89,593 13,641
Medline, Class A (1) 281,163 11,089
Teleflex  186,455 23,635
78,565
Health Care Providers &
Services  0.3%
Tenet Healthcare (1) 37,643 7,042
7,042
Health Care Technology  1.3%
Veeva Systems, Class A (1) 182,692 32,422
32,422
Life Sciences Tools &
Services  5.8%
Agilent Technologies  460,563 61,177
Mettler-Toledo International (1) 41,142 52,559
West Pharmaceutical Services  97,427 34,976
148,712
Pharmaceuticals  1.0%
Elanco Animal Health (1) 1,070,951 26,356
26,356
Total Health Care 473,718
INDUSTRIALS & BUSINESS
SERVICES  19.1%
Aerospace & Defense  3.8%
Arxis , Class A (1) 143,274 6,611
BWX Technologies  71,980 14,011
HEICO  28,445 10,132
Rocket Lab (1) 159,400 16,203
StandardAero (1) 343,437 10,272
Textron  256,773 23,554
Woodward  43,634 18,563
99,346
Building Products  0.8%
Madison Air Solutions, Class A (1) 151,826 5,921
Modine Manufacturing (1) 58,000 15,487
21,408
Commercial Services &
Supplies  2.3%
RB Global  198,271 23,088
Veralto 398,632 35,351
58,439
Construction & Engineering  1.5%
API Group (1) 305,800 12,951
MasTec  (1) 34,424 14,322
Quanta Services  15,686 11,295
38,568
Electrical Equipment  0.5%
nVent Electric  74,200 12,585
12,585
Shares $ Value
(Cost and value in $000s)
‡
Ground Transportation  2.1%
Old Dominion Freight Line  132,988 28,805
XPO (1) 126,196 25,907
54,712
Industrial Conglomerates  0.2%
Bending Spoons, Class C,
Acquisition Date: 10/28/25,
Cost $4,055 (EUR) (1)(2) 455,750 6,490
6,490
Machinery  3.1%
Esab 284,006 28,012
Esab PIPE, Acquisition Date: 2/2/26,
Cost $2,998 (1)(2) 26,295 2,593
Ingersoll Rand  364,646 29,897
ITT  98,876 19,554
80,056
Professional Services  3.5%
Booz Allen Hamilton Holding  228,690 13,875
Paylocity Holding (1) 166,215 17,374
TransUnion  383,985 27,701
UL Solutions, Class A  308,707 31,445
90,395
Trading Companies &
Distributors  1.3%
Ferguson Enterprises  146,561 34,783
34,783
Total Industrials & Business Services 496,782
INFORMATION
TECHNOLOGY  26.1%
Communications Equipment  0.9%
Lumentum Holdings (1) 28,195 24,193
24,193
Electronic Equip, Instr &
Cmpts  1.7%
Fabrinet (1) 42,658 23,977
TD SYNNEX  69,915 18,691
42,668
Electronic Equipment,
Instruments & Components  2.5%
Keysight Technologies (1) 155,454 54,420
Ralliant 125,027 9,206
63,626
IT Services  2.6%
Cloudflare, Class A (1) 111,300 27,299
MongoDB (1) 35,760 12,012
Snowflake (1) 113,300 28,835
68,146
Semiconductors & Semiconductor
Equipment  9.3%
Astera Labs (1) 48,300 23,330
Cerebras Systems, Class A (1) 11,475 2,536
Credo Technology Group Holding (1) 57,600 15,664

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Lattice Semiconductor (1) 271,865 41,585
MACOM Technology Solutions
Holdings (1) 130,118 49,493
Microchip Technology  309,409 28,218
NXP Semiconductors  44,010 12,368
SiTime (1) 20,545 15,318
Teradyne  105,604 51,095
239,607
Software  8.2%
Atlassian, Class A (1) 106,970 8,321
Aurora Innovation (1) 1,331,285 9,080
BlackBerry (1) 635,100 8,034
Datadog, Class A (1) 183,900 47,880
Descartes Systems Group (1) 111,259 7,704
Guidewire Software (1) 72,766 8,954
Manhattan Associates (1) 190,709 26,556
PTC (1) 312,931 35,552
Tyler Technologies (1) 109,085 31,903
Unity Software (1) 253,488 7,245
Zoom Communications (1) 225,725 19,482
210,711
Technology Hardware, Storage &
Peripherals  0.9%
Everpure , Class A (1) 311,867 24,572
24,572
Total Information Technology 673,523
MATERIALS  1.3%
Construction Materials  0.8%
Martin Marietta Materials  37,742 21,766
21,766
Containers & Packaging  0.5%
Avery Dennison  72,656 11,796
11,796
Total Materials 33,562
UTILITIES  0.9%
Electric Utilities  0.8%
NRG Energy  140,321 20,495
20,495
Independent Power & Renewable
Electricity Producer  0.1%
Fervo Energy, Class A (1) 78,813 2,304
2,304
Total Utilities 22,799
Total Miscellaneous Common
Stocks  0.6% (3) 15,586
Total Common Stocks (Cost
$1,829,900) 2,492,040
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  1.2%
INFORMATION
TECHNOLOGY  0.9%
Software  0.9%
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $3,789 (1)(2)(4) 51,566 11,486
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $1,250 (1)(2)(4) 17,003 3,787
Databricks, Series J, Acquisition
Date: 12/17/24, Cost $2,611 (1)(2)(4) 28,226 6,287
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,467 (1)(2)(4) 166,336 2,543
Total Information Technology 24,103
MATERIALS  0.3%
Chemicals  0.3%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $3,882 (1)(2)(4) 81,901 3,855
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $7,712 (1)(2)(4) 186,841 2,816
Total Materials 6,671
Total Convertible Preferred Stocks
(Cost $22,711) 30,774
SHORT-TERM INVESTMENTS  2.3%
Money Market Funds  2.3%
T. Rowe Price Government Reserve
Fund, 3.69% (5)(6) 58,966,196 58,966
Total Short-Term Investments
(Cost $58,966) 58,966
Total Investments in Securities
100.0% of Net Assets
(Cost $1,911,577) $ 2,581,780

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $39,857 and represents 1.5% of net assets.
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIPE Private Investment in Public Equity

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.69% $ —# $ — $ 1,441+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government Reserve Fund, 3.69% $ 51,959  ¤  ¤ $ 58,966^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,441 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $58,966.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,911,577) $ 2,581,780
Receivable for investment securities sold 4,065
Dividends receivable 542
Receivable for shares sold 147
Foreign currency (cost $22) 22
Other assets 162
Total assets 2,586,718
Liabilities
Payable for investment securities purchased 2,304
Payable for shares redeemed 2,229
Investment management fees payable 1,278
Due to affiliates 16
Payable to directors 2
Other liabilities 151
Total liabilities 5,980
NET ASSETS $ 2,580,738
Net Assets Consist of:
Total distributable earnings (loss) $ 1,030,364
Paid-in capital applicable to 47,424,731 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 1,550,374
NET ASSETS $ 2,580,738
NET ASSET VALUE PER SHARE $ 54.42

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $39) $ 9,273
Other 12
Total income 9,285
Expenses
Investment management 8,506
Shareholder servicing 14
Prospectus and shareholder reports 26
Custody and accounting 127
Registration 23
Legal and audit 17
Directors 4
Miscellaneous 16
Total expenses 8,733
Net investment income 552
Realized and Unrealized Gain / Loss   –
Net realized gain on securities 365,912
Change in net unrealized gain / loss
Securities (236,980)
Other assets and liabilities denominated in foreign currencies (2)
Change in net unrealized gain / loss (236,982)
Net realized and unrealized gain / loss 128,930
INCREASE IN NET ASSETS FROM OPERATIONS
$ 129,482

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 552 $ 1,041
Net realized gain 365,912 889,654
Change in net unrealized gain / loss (236,982) (781,817)
Increase in net assets from operations 129,482 108,878
Distributions to shareholders
Net earnings – (576,329)
Capital share transactions
*
Shares sold 159,039 743,441
Distributions reinvested – 567,187
Shares redeemed (727,318) (2,722,852)
Decrease in net assets from capital share transactions (568,279) (1,412,224)
Net Assets
Decrease during period (438,797) (1,879,675)
Beginning of period 3,019,535 4,899,210
End of period $ 2,580,738 $ 3,019,535
*Share information (000s)
Shares sold 3,040 12,112
Distributions reinvested – 10,945
Shares redeemed (13,879) (45,820)
Decrease in shares outstanding (10,839) (22,763)

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional Mid-Cap Equity Growth Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended
June 30, 2026, the fund realized $104,559,000 of net gain on $253,116,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2026, totaled $2,580,000 for the six months ended June 30, 2026. During the six months, transfers out of Level 3 were because observable market data became available for the security.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,482,957 $ 9,083 $ — $ 2,492,040
Convertible Preferred Stocks — — 30,774 30,774
Short-Term Investments 58,966 — — 58,966
Total $ 2,541,923 $ 9,083 $ 30,774 $ 2,581,780
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Transfer
Out of
Level 3
Ending
Balance
6/30/26
Investment in Securities
Common Stocks $ 4,088 $ — $ (4,088) $ —
Convertible Preferred Stocks 28,194 2,580 — 30,774
Total $ 32,282 $ 2,580 $ (4,088) $ 30,774

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $903,508,000 and $1,279,373,000, respectively, for the six months ended June 30, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was
$1,915,624,000. Net unrealized gain aggregated $666,172,000 at period-end, of which $775,871,000 related to appreciated investments and $109,699,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.60% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to an operating expense limitation pursuant to which Price Associates is contractually required to pay all operating expenses of the fund, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The fund is required to repay Price Associates for expenses previously paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limit in place at the time such amounts were paid; or (2) the current limit.
However, no repayment will be made more than three years after the date of a payment or waiver.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates and $13,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $2,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
Expense limitation 0.05%
Expense limitation date 02/28/29
(Waived)/repaid during the period ($000s) $—

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment
Management, Inc. (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the
Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory
Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and
Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser.
These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations;
and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T.
Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many other T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund). Although the fund does not have a group fee rate component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that caps the fund’s operating expenses at 0.05%. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The
Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund with a group of competitor funds selected by Broadridge
(Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the
Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
(continued)

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the total expenses ranked in the first quintile (Expense Group and
Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E116-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026